SUBSEQUENT EVENTS - Subordinated loan to parent corporation (Details) - Reduction of paid-up capital $ in Millions	Jan. 16, 2018 CAD ($)
SUBSEQUENT EVENTS
Paid-up capital reduction cash consideration	$ 342.0
Quebecor Media Inc.
SUBSEQUENT EVENTS
Repayment of subordinated loan granted	$ 342.0